------------------------
                                                             OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570
                                                        Expires: Nov. 30, 2005
                                                        Estimated average burden
                                                        Hours per responses: 5.0
                                                        ------------------------

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08873


                   American Fidelity Dual Strategy Fund, Inc.
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 2000 N. Classen
                          Oklahoma City, Oklahoma 73106
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Stephen P. Garrett
                       American Fidelity Assurance Company
                                 2000 N. Classen
                          Oklahoma City, Oklahoma 73106
           ----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (405) 523-5200

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use his information provided on Form N-CSR in it regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for educing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1: Reports to Shareholders

                                Amerian Fidelity
                                 Dual Strategy
                              Fund, Inc. [Logo] (R)




                                                   Semi-Annual

                                                        Report

                                                 June 30, 2004

                                 June 30, 2004


Dear Participant:

The U.S. stock market, as measured by the Standard & Poor's 500, posted a modest advance during the second quarter, adding to its gains from the first quarter. Strong corporate profits and continued strength in the U.S. economy helped equity investors overcome the impact from higher crude oil prices, rising interest rates and uneasiness with respect to the ongoing fighting in Iraq. The long overdue surge in job creation bolstered stocks as well, but also led to the widely anticipated rise in interest rates and an increase in the Federal Funds rate by the Federal Reserve.

The economy continued to expand at an above average pace of growth during the second quarter with strong gains in consumer spending, housing and industrial production. We estimate that real Gross Domestic Product ("GDP") grew approximately 4.5% during the second quarter, following a 3.9% increase in the first quarter of 2004. Looking forward, we expect the current economic momentum to continue over the next few quarters as consumer confidence and spending show no signs of deterioration and inventories remain exceptionally lean. In addition, last year's tax cuts and the booming housing market continue to have a stimulative effect on the economy. The gradual increase in short-term interest rates expected from the Federal Reserve should not be enough, in our view, to derail the business expansion.

The Consumer Price Index ("CPI") jumped to a 3.1% year over year rate through May versus a 2.1% rate a year ago. This was largely due to the rise in energy costs. The core CPI, which excludes volatile food and energy prices, has edged higher to a 1.7% year over year rate after hitting a 43-year low of 1.1% in January. We expect the core CPI to continue to trend modestly higher over the months ahead. However, we do not anticipate inflationary pressures to intensify significantly, as capacity utilization is still well below previous peaks and corporate pricing power is relatively weak given intense global competition for business and consumer goods.

Long-term U.S. interest rates headed sharply higher during the second quarter as better than expected job growth, rising energy costs and an up-tick in inflation convinced investors that the Federal Reserve is now positioned to launch a series of rate increases over the year ahead. The yield on the 10-year U.S. Treasury Bond peaked at 4.90% in mid-May before declining to 4.62% at the end of the quarter. Without a significant increase in the rate of inflation, we believe the Federal Reserve is likely to proceed in slow and measured steps with several ..25% increases in the Federal Funds rate.

The current worries on which investors are focusing could very well prove to be overly pessimistic as the balance of the year unfolds. Oil prices may have peaked, long-term interest rates already appear to reflect significant Fed tightening, core inflation is still quite low and the turnover of power in Iraq has not led to any exponential increase in violence to date. Given the positive economic backdrop, more reasonable valuation levels and the strong outlook for corporate profits, we believe equities are in an excellent position to resume their advance in the second half of the year.

                               Sincerely,

                               JOHN W. REX
                               John W. Rex, President
                               American Fidelity Dual Strategy Fund, Inc.


AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
             June 30, 2004
                                                           Shares or Principal                                       % of Net
Common Stocks                                                    Amount                      Amount                   Assets
----------------------------------------------          --------------------------     -------------------        ---------------
Building Materials and Gardening Supplies
     Home Depot                                                            50,000      $        1,760,000                  0.88%
                                                        -------------------------------------------------------------------------
                                                                                                1,760,000                  0.88%

Business Services
     Automatic Data Processing, Inc                                        58,860               2,465,057                  1.24%
     Computer Sciences Corp.<F1>                                           46,000               2,135,780                  1.07%
     Sungard Data Systems, Inc. <F1>                                       54,000               1,404,000                  0.71%
     First Data Corporation                                               100,170               4,459,568                  2.24%
     Microsoft Corporation                                                136,000               3,884,160                  1.95%
     Oracle Corporation<F1>                                               275,800               3,290,294                  1.66%
                                                        -------------------------------------------------------------------------
                                                                                               17,638,859                  8.87%

Chemicals and Allied Products
     Estee Lauder Companies                                                50,890               2,482,414                  1.25%
     Bristol-Myers Squibb Company                                          32,000                 784,000                  0.39%
     Dow Chemical Company                                                  49,000               1,994,300                  1.00%
     The Gillette Company                                                  56,090               2,378,216                  1.20%
     Merck & Company, Inc.                                                 86,850               4,125,375                  2.07%
     Pfizer Inc.                                                          189,600               6,499,488                  3.27%
     Proctor & Gamble Company                                              48,200               2,624,008                  1.32%
                                                        -------------------------------------------------------------------------
                                                                                               20,887,801                 10.50%

Communications
     Verizon Communications, Inc.                                          54,248               1,963,235                  0.99%
     SBC Communications, Inc.                                              57,582               1,396,363                  0.70%
                                                        -------------------------------------------------------------------------
                                                                                                3,359,598                  1.69%

Depository Institutions
     Bank of America Corporation                                           47,032               3,979,848                  2.00%
     PNC Financial Services Group                                          18,000                 955,440                  0.48%
     Citigroup, Inc.                                                       74,000               3,441,000                  1.73%
     Wachovia Corporation                                                  28,000               1,246,000                  0.63%
     Wells Fargo & Company                                                 48,000               2,747,040                  1.38%
      J.P. Morgan Chase & Company                                          61,350               2,378,539                  1.20%
                                                        -------------------------------------------------------------------------
                                                                                               14,747,867                  7.42%

Durable Goods, Wholesale
     Johnson & Johnson                                                     51,100      $        2,846,270                  1.43%
                                                        -------------------------------------------------------------------------
                                                                                                2,846,270                  1.43%

Eating and Drinking Places
     McDonald's Corporation                                                37,000                 962,000                  0.48%
                                                        -------------------------------------------------------------------------
                                                                                                  962,000                  0.48%

Electric, Gas, Sanitary Service
     Dominion Resources                                                    30,000               1,892,400                  0.95%
     Xcel Energy, Inc.                                                     45,000                 751,950                  0.38%
     Keyspan Corporation                                                   37,000               1,357,900                  0.68%
                                                        -------------------------------------------------------------------------
                                                                                                4,002,250                  2.01%

Electronic and Other Electric Equipment
     National Semiconductor                                               127,910               2,812,741                  1.41%
     Emerson Electric Company                                              34,000               2,160,700                  1.09%
     L-3 Communications Hldgs Inc.<F1>                                     31,350               2,094,180                  1.05%
     General Electric Company                                             100,000               3,240,000                  1.63%
     Intel Corporation                                                    111,900               3,088,440                  1.55%
     Ericcsson LM Tel Co                                                   80,030               2,394,498                  1.20%
     Flextronics Int'l LTD<F1> <F2>                                        48,000                 765,600                  0.39%
                                                        -------------------------------------------------------------------------
                                                                                               16,556,159                  8.32%

Food and Kindred Products
     Anheuser-Busch Companies, Inc.                                        35,000               1,890,000                  0.95%
     The Coca-Cola Company                                                 57,800               2,917,744                  1.47%
     Kellogg Company                                                       44,730               1,871,950                  0.94%
     PepsiCo, Inc.                                                         18,000                 969,840                  0.49%
                                                        -------------------------------------------------------------------------
                                                                                                7,649,534                  3.85%

General Merchandise
     Costco Wholesale Corporation                                          75,080               3,083,536                  1.55%
     Target Corporation                                                   144,170               6,122,900                  3.08%
     Penney J C & Co                                                       72,020               2,719,475                  1.37%
                                                        -------------------------------------------------------------------------
                                                                                               11,925,911                  6.00%

Health Services
     The Healthcare Co.                                                    45,750               1,902,742                  0.96%
     Caremark RX Inc.                                                      86,140               2,837,452                  1.43%
                                                        -------------------------------------------------------------------------
                                                                                                4,740,194                  2.39%

Holding and Other Investment Offices
     Archstone Smith Trust                                                 35,600      $        1,044,148                  0.52%
     Duke-Weeks Realty Corp.                                               30,000                 954,300                  0.48%
     First Industrial Realty Trust                                         31,200               1,150,656                  0.58%
     Mack-Cali Realty Corporation                                          21,100                 873,118                  0.44%
     Simon Property Group, Inc.                                            19,000                 976,980                  0.49%
                                                        -------------------------------------------------------------------------
                                                                                                4,999,202                  2.51%

Home Furniture & Equipment
     Best Buy Company, Inc.<F1>                                            63,000               3,196,620                  1.61%
                                                        -------------------------------------------------------------------------
                                                                                                3,196,620                  1.61%

Industrial Machinery and Equipment
     Applied Materials, Inc. <F1>                                          52,000               1,020,240                  0.51%
     Cisco Systems, Inc. <F1>                                             248,070               5,879,259                  2.96%
     3M Company                                                            24,160               2,174,642                  1.09%
     IBM Corporation                                                       32,000               2,820,800                  1.42%
     United Technologies Corp.                                             35,000               3,201,800                  1.61%
                                                        -------------------------------------------------------------------------
                                                                                               15,096,741                  7.59%

Instruments and Related Products
     Stryker                                                               43,630               2,399,650                  1.21%
     Guidant Corporation                                                   48,770               2,725,268                  1.37%
                                                        -------------------------------------------------------------------------
                                                                                                5,124,918                  2.58%

Insurance Carriers
     American Int'l Group, Inc.                                            32,510               2,317,313                  1.16%
     Anthem, Inc.<F1>                                                      39,000               3,492,840                  1.76%
     MGIC Investment Corporation                                           36,000               2,730,960                  1.38%
                                                        -------------------------------------------------------------------------
                                                                                                8,541,113                  4.30%

Miscellaneous Manufacturing Industries
     Tyco International, Ltd.                                              88,400               2,929,576                  1.47%
                                                        -------------------------------------------------------------------------
                                                                                                2,929,576                  1.47%

Motion Pictures
     MGM Grand                                                             48,270               2,265,794                  1.14%
                                                        -------------------------------------------------------------------------
                                                                                                2,265,794                  1.14%

Nondepository Institutions
     American Express Company                                              47,410      $        2,435,926                  1.23%
     MBNA Corporation                                                     100,625               2,595,119                  1.30%
                                                        -------------------------------------------------------------------------
                                                                                                5,031,045                  2.53%

Nondurable Goods-Wholesale
     McKesson Corporation                                                  46,000               1,579,180                  0.79%
     Medco Health Solutions<F1>                                             3,425                 128,437                  0.06%
     Cardinal Health, Inc.                                                 34,500               2,416,725                  1.21%
                                                        -------------------------------------------------------------------------
                                                                                                4,124,342                  2.06%

Oil and Gas Extraction
      Baker Hughes Inc                                                     76,360               2,874,954                  1.45%
      Kerr-McGee Corporation                                               35,400               1,903,458                  0.96%
                                                        -------------------------------------------------------------------------
                                                                                                4,778,412                  2.41%

Paper and Allied Products
      Georgia-Pacific Corporation                                          52,760               1,951,065                  0.98%
      Kimberly-Clark Corporation                                           60,500               3,985,740                  2.00%
                                                        -------------------------------------------------------------------------
                                                                                                5,936,805                  2.98%

Personal Services
     H&R Block, Inc.                                                       40,600               1,935,808                  0.97%
                                                        -------------------------------------------------------------------------
                                                                                                1,935,808                  0.97%

Petroleum Refining and Related Industries
     BP (US) PLC <F2>                                                      60,320               3,231,342                  1.62%
     ChevronTexaco                                                         22,792               2,144,955                  1.08%
     ConocoPhillips                                                        42,000               3,204,180                  1.61%
                                                        -------------------------------------------------------------------------
                                                                                                8,580,477                  4.31%

Printing, Publishing & Allied Lines
     Viacom Inc.                                                           61,280               2,188,922                  1.10%
                                                        -------------------------------------------------------------------------
                                                                                                2,188,922                  1.10%

Railroad Transportation
     Union Pacific Corporation                                             28,700               1,706,215                  0.86%
                                                        -------------------------------------------------------------------------
                                                                                                1,706,215                  0.86%

Rubber & Miscllaneous Plastic Products
     Nike - Class B                                                        32,780      $        2,483,085                  1.25%
                                                        -------------------------------------------------------------------------
                                                                                                2,483,085                  1.25%

Transportation By Air
     Federal Express                                                       34,500               2,818,305                  1.42%
                                                        -------------------------------------------------------------------------
                                                                                                2,818,305                  1.42%

Transportation Equipment
     Honda Motor Company<F2>                                               42,000               1,021,440                  0.51%
                                                        -------------------------------------------------------------------------
                                                                                                1,021,440                  0.51%

Water Transportation
     Carnival Corporation                                                  60,300               2,834,100                  1.42%
                                                        -------------------------------------------------------------------------
                                                                                                2,834,100                  1.42%


Total Common Stocks (Cost $182,223,456)                                                       192,669,363                 96.86%


Short-Term Investments
     Aim Funds (1.103760% June 30,2004)                                 5,828,222               5,828,222                  2.93%
                                                                                       -------------------            ----------


   Total Short-Term Investments                                                                 5,828,222                  2.93%

                                                                                       -------------------            ----------
Total Investments (Cost $188,051,678)                                                  $      198,497,585                 99.79%


Other Assets less Liabilities                                                                     423,449                  0.21%

                                                                                       -------------------            ----------
Total Net Assets                                                                       $      198,921,034                100.00%
                                                                                       ===================            ==========

<F1>
     Presently not producing dividend income
<F2>
     Foreign Investments

                              AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
                                  Statement of Assets and Liabilities
                                             June 30, 2004
Investments, at market value (cost $188,051,678)                                $     198,497,585
Cash                                                                                           --
Accrued interest and dividends                                                            231,369
Accounts receivable for securities sold                                                 1,727,986
                                                                                 -----------------
                    Total assets                                                      200,456,940
                                                                                 -----------------
Accounts payable for securities purchased                                               1,535,906
                                                                                 -----------------
                    Total liabilities                                                   1,535,906
                                                                                 -----------------
                    Net assets                                                  $     198,921,034
                                                                                 =================
Composition of net assets:
       Net capital paid in on shares of capital stock                           $     209,247,220
       Undistributed net investment income                                              2,792,442
       Accumulated net realized losses                                                (23,564,535)
       Unrealized appreciation on investments                                          10,445,907
                                                                                 -----------------
                    Net assets (equivalent to $9.601 per share based on
                        20,719,735 shares of capital stock outstanding)         $     198,921,034
                                                                                 =================

See accompanying notes to financial statements.

                              AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
                                        Statement of Operations
                                      Period Ended June 30, 2004
Investment income:
      Income:
          Dividends (net of foreign taxes paid of $3,026)                       $      1,465,398
          Interest                                                                        53,203
                                                                                 ----------------
                                                                                       1,518,601
      Expenses:
          Investment advisory fees (note 2)                                              493,276
                                                                                 ----------------
                        Net investment income                                          1,025,325
                                                                                 ----------------
Realized gains on investments:
      Proceeds from sales                                                            100,607,702
      Cost of securities sold                                                         94,444,176
                                                                                 ----------------
                        Net realized gains on investments                              6,163,526
                                                                                 ----------------
Unrealized appreciation on investments, end of period                                 10,445,907
Unrealized appreciation on investments, beginning of year                             14,577,195
                                                                                 ----------------
                        Decrease in unrealized appreciation on investments            (4,131,288)
                                                                                 ----------------
                        Net increase in net assets resulting from operations    $      3,057,563
                                                                                 ================

See accompanying notes to financial statements.

                                    AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
                                        Statements of Changes in Net Assets
                            Period Ended June 30, 2004 and Year Ended December 31, 2003
                                                                              2004                   2003
                                                                       -------------------    -------------------
Increase in net assets from operations:
     Net investment income                                            $        1,025,325              2,094,224
     Net realized gains (losses) on investments                                6,163,526             (7,075,373)
     Increase (decrease) in unrealized appreciation on investments            (4,131,288)            44,972,733
                                                                       -------------------    -------------------
              Net increase in net assets resulting
                 from operations                                               3,057,563             39,991,584
                                                                       -------------------    -------------------
Distributions to shareholders (note 3):
     Investment income                                                                --             (2,000,000)
     Long-term capital gains                                                                                 --
                                                                       -------------------    -------------------
              Total distributions to shareholders                                     --             (2,000,000)
Changes from capital stock transactions (note 4)                              (1,067,565)              (472,151)
                                                                       -------------------    -------------------
              Increase in net assets                                           1,989,998             37,519,433
Net assets, beginning of year                                                196,931,036            159,411,603
                                                                       -------------------    -------------------
Net assets, end of period                                             $      198,921,034            196,931,036
                                                                       ===================    ===================
Undistributed net investment income                                   $        2,792,442              1,767,117

See accompanying notes to financial statements.

                                             AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
                                                    Financial Highlights Per Unit

                                  Period Ended June 30, 2004 and Years Ended December 31, 2003-2000
                                                                    2004          2003          2002          2001          2000
                                                              ------------- ------------- ------------- ------------- -------------
Net investment income                                        $      0.0494        0.1010        0.0913        0.1070        0.1114
Net realized and unrealized gains (losses) from
  securities                                                        0.0986        1.8288       (2.6572)      (1.4366)      (0.0671)
                                                              ------------- ------------- ------------- ------------- -------------
                                                                    0.1480        1.9298       (2.5659)      (1.3296)       0.0443
Distributions - investment income                                       --       (0.0971)      (0.0726)      (0.1244)      (0.1274)
Distributions - capital gains                                           --            --            --            --       (0.0509)
                                                              ------------- ------------- ------------- ------------- -------------
Net increase (decrease) in net asset unit value                     0.1480        1.8327       (2.6385)      (1.4540)      (0.1340)
Net asset unit value, beginning of period                           9.4530        7.6203       10.2588       11.7128       11.8468
                                                              ------------- ------------- ------------- ------------- -------------
Net asset unit value, end of period                          $      9.6010        9.4530        7.6203       10.2588       11.7128
                                                              ============= ============= ============= ============= =============
Net assets outstanding, end of period                        $ 198,921,034   196,931,036   159,411,603   209,014,499   233,478,387

Ratios:
       Ratio of expenses to average net assets                     0.5000%       0.5000%       0.5000%       0.5000%       0.5000%
       Ratio of net investment income to average net assets        1.0349%       1.2097%       1.0307%       1.0030%       0.9533%
       Portfolio turnover rate                                       53.1%         56.7%         52.1%         53.9%         33.3%
       Total return <F1>                                            14.65%        25.38%       -25.10%        -11.3%          0.4%

<F1>
     Total return figures do not reflect charges pursuant to the terms of the variable annuity contracts funded by separate accounts that invest in the Fund's shares.

See accompanying notes to financial statements.

                   AMERICAN FIDELITY DUAL STRATEGY FUND, Inc.

                          Notes to Financial Statements

                                  June 30, 2004

(1)  Summary of Significant Accounting Policies

     (a)  General

          American Fidelity Dual Strategy Fund, Inc. (the Fund) is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The assets of the Fund were formerly held by American Fidelity Variable Annuity Fund A (Variable Annuity Fund A), which operated as an open-end, diversified management investment company from 1968 to 1998, and was a separate account of American Fidelity Assurance Company (AFA). Effective January 1, 1999, Variable Annuity Fund A was converted to a unit investment trust, known as American Fidelity Separate Account A (Account A), a separate account of AFA. Also effective January 1, 1999, the Fund was established and Account A transferred its investment portfolio to the Fund in exchange for shares of the Fund.

          The Fund's investment objectives are primarily long-term growth of capital and secondarily the production of income. In order to achieve these investment objectives, the Fund normally invests in a diversified portfolio consisting primarily of common stocks.

          Shares of the Fund are only available to separate accounts of AFA or other insurance companies to fund the benefits of variable annuity contracts.

     (b)  Investments

          Investments in corporate stocks are valued by FT Interactive Data Services. Securities for which published quotations are not available are valued at the quotation obtained from Bloomberg L.P. Short-term investments are valued on the basis of cost, which approximates market, and include all investments with maturities less than one year.

          The Fund's portfolio of investments is diversified such that not more than five percent (5%) of the value of the total assets of the Fund is invested in any one issuer and not more than twenty-five percent (25%) is invested in any one industry or group of similar industries. Management does not believe the Fund has any significant concentrations of credit risk.

          Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined using the specific identification method on a first-in, first-out basis. Prior to May 1, 2004, security transactions were accounted for on a trade-date basis. As of May 1, 2004, security transactions are accounted for on a trade-date + 1 basis.

          Dividend income is recorded on the ex-dividend date, and interest income is recorded on the daily accrual basis. For certain securities in which the exact dividend is unknown on the ex-dividend date, such as stock in foreign companies, an estimate of the dividend is recorded on the ex-dividend date, and any necessary adjustments are added to the Fund's investment income on the date the dividend is received by the Fund. Any taxes withheld by foreign governments or any foreign exchange experience (gains or losses) incurred by investment in such securities are paid by the Fund and are recorded as reductions of dividend income.

          The Fund intends to make income and capital gains distributions, if any, on an annual basis. All distributions will be reinvested in additional shares of the portfolio at net asset value.

          In 2004, the cost of purchases and proceeds from sales of securities, other than short-term securities, was $101,607,777 and $100,607,702 respectively, net of brokerage commissions.

          The gross unrealized appreciation and depreciation on investments at June 30, 2004 for financial reporting purposes were $21,724,827 and $11,278,920, respectively. For federal income tax purposes, the cost, unrealized appreciation, and unrealized depreciation were $183,761,131, $24,685,196, and $10,463,689, respectively, at December
          31, 2003.

     (c)  Income Taxes

          Management of the Fund believes that the Fund will continue to qualify as a "regulated investment company" under subchapter M of the Internal Revenue Code (the Code). Qualification as a regulated investment company relieves the Fund of any liability for federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. The Fund's policy is to comply with all sections of the Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income taxes is thus required.

          At December 31, 2003, the Fund had capital loss carryovers of $2,644,803 expiring in 2008, $6,881,056 expiring in 2009, $9,727,702 expiring in 2010, and $10,118,811 expiring in 2011. The Fund's board of directors does not intend to distribute any realized gain distributions until the carry forwards have been offset or expired.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

          On the statement of assets and liabilities, no permanent book-to-tax differences were recorded as of December 31, 2003 for undistributed net investment income, accumulated net realized loss, or unrealized appreciation on investments.

     (d)  Use of Estimates

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

     (e)  Distributions to Shareholders

          Distributions to shareholders are recorded on the ex-dividend date.

(2)  Transactions With Affiliates

     The Fund receives advisory services under a management and investment advisory agreement with AFA that provides for fees to be paid to AFA at an annual rate of 0.50% of the Fund's average daily net assets. AFA has engaged two subadvisors who receive fees based on a percentage of the Fund's daily net assets. The subadvisors' fees are paid by AFA.

     AFA pays all other expenses of the Fund except investment advisory fees and brokerage fees. The Fund will not reimburse AFA at a later time for any such amounts.

     Certain officers and directors of the Fund are also officers and directors of AFA.

(3)  Distributions to Shareholders

     No dividend distributions have occurred thus far in 2004.

(4)  Changes From Capital Stock Transactions

     As of June 30, 2004, 200,000,000 shares of $0.001 par value capital stock were authorized.

     Transactions in capital stock were as follows:

                                          Shares                      Amount
                                  -----------------------  ----------------------------
                                    2004         2003          2004           2003
                                  ----------  -----------  -------------  -------------
Shares sold                         278,961      698,788   $  2,673,765   $  5,799,322
Shares issued in reinvestment
  of dividends and distributions         --      220,726             --      2,000,000
                                  ----------  -----------  -------------  -------------
                                    278,961      919,514      2,673,765      7,799,322

Shares redeemed                    (392,469)  (1,005,637)    (3,741,330)    (8,271,473)
                                  ----------  -----------  -------------  -------------
  Decrease in net assets
    derived from capital stock
    transactions                   (113,508)     (86,123)  $ (1,067,565)  $   (472,151)
                                  ==========  ===========  =============  =============


PARTICIPANTS' BENEFITS

As a shareholder of American Fidelity Dual Strategy Fund, Inc., you benefit from a number of valuable and helpful services which help you meet your investment needs. Some of the services you currently enjoy are the following:

     RE-INVESTMENT WITHOUT CHARGE
     Dividends and interest from investment income as well as capital gain contributions are automatically re-invested without charge.

     PROFESSIONAL MANAGEMENT
     Knowledgeable, full-time management constantly monitors market opportunities for your fund.

     CAPITAL FULLY INVESTED
     Accumulation units are issued in full and fractional amounts so that your net payments are immediately available for investment purposes.

     PERSONAL SERVICE
     Continuous personal service is available to you through the team of American Fidelity trained salaried representatives or directly from the Annuity Services Department in our Home Office.

AVAILABILITY OF PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-662-1106 and (ii) on the SEC's website at http://www.sec.gov.

Board of Directors         JOHN W. REX, Chairman
American Fidelity              President and Director
Dual Strategy                  American Fidelity Assurance Company
Fund, Inc.                 DANIEL D. ADAMS, JR., Secretary
                               Vice President and Investment Officer
                               American Fidelity Assurance Company
                           JEAN G. GUMERSON
                               President Emeritus
                               Presbyterian Health Foundation
                           GREGORY M. LOVE
                               President and Chief Operating Officer
                               Love's Development Companies
                           J. DEAN ROBERTSON, D.D.S., M.Ed.
                               Pediatric Dentistry
                               Private Practice
                           G. RAINEY WILLIAMS, JR.
                               President and Chief Operating Officer
                               Marco Holding Corporation
--------------------------------------------------------------------------------
Safekeeping of Securities  InvestTrust, N.A.
                               Oklahoma City, Oklahoma
--------------------------------------------------------------------------------
Independent Auditors       KPMG, LLP
                               Oklahoma City, Oklahoma
--------------------------------------------------------------------------------
Underwriter                American Fidelity Securities, Inc.
                               Oklahoma City, Oklahoma
                               Member NASD
--------------------------------------------------------------------------------
Investment Advisor         American Fidelity Assurance Company
                               Oklahoma City, Oklahoma
--------------------------------------------------------------------------------
Investment Sub-Advisors    Seneca Capital Management
                               Pasadena, California
                           Todd Investment Advisors, Inc.
                               Louisville, Kentucky
--------------------------------------------------------------------------------
Board of Directors         LYNDA L. CAMERON
American Fidelity              President
Assurance Company              Cameron Equestrian Centers, Inc.
                           WILLIAM M. CAMERON
                               Chairman of the Board and Chief Executive Officer
                               American Fidelity Assurance Company
                           WILLIAM E. DURRETT
                               Senior Chairman of the Board
                               American Fidelity Assurance Company
                           CHARLES R. EITEL
                               Chairman and Chief Executive Officer
                               Simmons Company
                           THEODORE M. ELAM
                               Attorney
                               McAfee and Taft
                           DAVID R. LOPEZ
                               President
                               Downtown Oklahoma City, Inc.
                           PAULA MARSHALL-CHAPMAN
                               Chief Executive Officer
                               The Bama Companies, Inc.
                           JOHN W. REX
                               President
                               American Fidelity Assurance Company
                           GALEN P. ROBBINS, M.D.
                               Physician
                               Cardiovascular Clinic - Founding Physician

                              For More Information


To obtain information:

By telephone:
Call 1-800-662-1106

By mail Write to:
American Fidelity
Dual Strategy Fund, Inc.
P. O. Box 25520
Oklahoma City, OK  73125-0520

By E-mail Send your request to:
va.help@af-group.com

On the Internet Text-only versions of fund documents can be viewed online or downloaded from the SEC's web site: http://www.sec.gov

You may also obtain copies of fund documents by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

================================================================================


                            2000 N. Classen Boulevard
                          Oklahoma City, Oklahoma 73106
                                 1-800-662-1106

GVA-277                                            Information Published 8/2004

Item 2: Code of Ethics

     Not applicable to Semi-Annual Report.

Item 3: Audit Committee Financial Expert

     Not applicable to Semi-Annual Report.

Item 4: Principal Accountant Fees and Services

     Not Applicable to Semi-Annual Report.

Item 5: Audit Committee of Listed Registrants

     Not Applicable to Registrant.

Item 6: Schedule of Investments

     Not Applicable. See Schedule of Investments included in Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not Applicable to Registrant.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not Applicable to Registrant.

Item 9: Submission of Matters to a Vote of Security Holders

     There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors.

Item 10: Controls and Procedures

     Based on their evaluation (as required by Rule 30a-3(b)) of the Fund's Disclosure Controls and Procedures (as defined in Rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of John W. Rex, the principal executive officer, and David R. Carpenter, the principal financial officer, has concluded that, in his judgment, the Fund's Disclosure Controls and Procedures are effective.

     There was no change in the Fund's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 11: Exhibits

     (a)(1) Not applicable to Semi-Annual Report.

     (a)(2) Separate certifications of Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

     (a)(3) Not applicable to Registrant.

     (b) Certification of Principal Financial Officer required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned duly authorized officer.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

By:      KENNETH D. KLEHM
Name:    Kenneth D. Klehm
Title:   Senior Vice President

Date:    8-24-04


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

         JOHN W. REX
Name:    John W. Rex
Title:   President and Principal Executive Officer

Date:    8-24-04


         DAVID R. CARPENTER
Name:    David R. Carpenter
Title:   Senior Vice President and Principal Financial Officer

Date:    8-24-04

                                                                  Exhibit (a)(2)
                             OFFICER'S CERTIFICATION

I, John W. Rex, certify that:

     1. I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the financial statements, and other information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

          (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

          (c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  8-24-04                    By:    JOHN W. REX
                                  Name:  John W. Rex
                                  Title: President & Principal Executive Officer

                             OFFICER'S CERTIFICATION

I, David R. Carpenter, certify that:

     1. I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the financial statements, and other information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act) for the registrant and have:

          (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

          (c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  8-24-04                       By:    DAVID R. CARPENTER
                                     Name:  David R. Carpenter
                                     Title:   Senior Vice President &
                                              Principal Financial Officer

                                                                     Exhibit (b)

                   Certification of Periodic Financial Report
                            Pursuant to Rule 30a-2(b)

     In connection with the Form N-CSR of the registrant for the period ended June 30, 2004, the undersigned hereby certify, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

          1. The attached Form N-CSR report of the registrant fully complies with the requirements of Sections 13(a) or 15(d) of the Securities Exchange Act of 1934, and

          2. The information contained in such N-CSR report fairly presents, in all material respects, the financial condition and results of operation of the registrant as of and for the periods presented in the report.

     Dated 8-24-04


                            JOHN W. REX
                     Name:  John W. Rex
                     Title:  President and Principal Executive Officer

                            DAVID R. CARPENTER
                     Name:  David R. Carpenter
                     Title:  Senior Vice President & Principal Financial Officer